PGIM US Large-Cap Buffer 20 ETF - February
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 107.4%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $34,298)(wb)	34,298	$34,298
Options Purchased*~ 106.6%
(cost $4,185,662)		4,555,467

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.4% (cost $4,219,960)		4,589,765
Options Written*~ (7.4)%
(premiums received $168,554)		(315,616)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,051,406)		4,274,149
Liabilities in excess of other assets(z) (0.0)%		(446)

Net Assets 100.0%		$4,273,703

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$4.83		83		8	$4,509,380
SPDR S&P 500 ETF Trust	Put	01/31/25	$482.88		83		8	46,087
Total Options Purchased (cost $4,185,662)								$4,555,467

PGIM US Large-Cap Buffer 20 ETF - February
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$540.68		83		8	$(303,025)
SPDR S&P 500 ETF Trust	Put	01/31/25	$386.30		83		8	(12,591)
Total Options Written (premiums received $168,554)							$(315,616)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2